Redeemable and Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2012
Redeemable and Convertible Preferred Stock [Abstract]
Schedule of Redeemable and Convertible Preferred Stock

	Shares Outstanding	Number of Shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

Summary of Preferred Stock entitled to receive noncumulative dividends

Preferred stock	Dividend rates
Series A	$0.3200
Series A-1	0.3200
Series A-2	0.3200
Series B	0.1120
Series C	0.3400
Series D	0.5192
Series E	0.3200
Series E-1	0.1800

Summary of Preferred Stock Convertible Conversion Ratio

Preferred stock class	Conversion ratio
Series A	0.85
Series A-1	1.47
Series A-2	0.85
Series B	0.50
Series C	0.50
Series D	0.50
Series E	0.50
Series E-1	0.50

Summary of preferred stock defined voting percentage

Preferred stock class	Defined voting percentage
Series A	Majority of Series B
Series A-1	Majority of Series B
Series A-2	Majority of Series B
Series B	Majority of Series B
Series C	Majority of Series C
Series D	Majority of Series D
Series E	80.8% of Series E
Series E-1	80.8% of Series E

Summary of dividend amounts for each redeemable preferred stock

	Series C	Series D	Series E
Redemption value at December 31, 2009	$30,984	$17,059	$—
Conversion of investor notes and accrued interest	—	—	21,178
Accretion of preferred stock	3,823	888	2,028

Redemption value at December 31, 2010	34,807	17,947	23,206
Accretion of preferred stock	1,763	(176)	4,622

Redemption value at December 31, 2011	$36,570	$17,771	$27,828